Earnout Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Earnout Liability [Roll Forward]
As of December 31, 2021	$ 0
Additions	14,157
Change in fair value of financial instruments	(10,041)
Reclassification to equity	(1,005)
As of June 30, 2022	3,111
Sponsor Earnout
Earnout Liability [Roll Forward]
As of December 31, 2021	0
Additions	8,022
Change in fair value of financial instruments	(4,911)
Reclassification to equity	0
As of June 30, 2022	3,111
Forfeiture Earnout
Earnout Liability [Roll Forward]
As of December 31, 2021	0
Additions	6,135
Change in fair value of financial instruments	(5,130)
Reclassification to equity	(1,005)
As of June 30, 2022	$ 0